ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE SUMMIT MUNICIPAL MONEY MARKET FUND
Unaudited		January 31, 2008
Portfolio of Investments ‡	$ Par	Value
(Amounts in 000s)
MUNICIPAL SECURITIES 93.6%
Alaska 1.6%
Merrill Lynch, Alaska Housing, Single Family, VRDN
2.31%, 6/1/22 (1)	5,105	5,105
Valdez Marine, BP Pipeline, VRDN, 1.80%, 7/1/37	100	100
Valdez Marine, BP Pipeline, VRDN, 1.80%, 7/1/37	100	100
		5,305
Arizona 0.5%
Phoenix, GO, VRDN, 2.24%, 7/1/21	510	510
Salt River Project Agricultural Improvement & Power, VRDN
2.20%, 1/1/37	1,279	1,279
		1,789
California 0.7%
Eastern Municipal Water Dist., VRDN, 2.00%, 7/1/30	2,300	2,300
		2,300
Connecticut 0.1%
Connecticut, GO, 5.05%, 4/15/08	200	201
		201
District of Columbia 0.3%
District of Columbia, Maret School, VRDN, 2.12%, 10/1/33	1,000	1,000
		1,000
Florida 6.2%
Florida Board of Ed., GO, VRDN, 2.22%, 6/1/28	1,500	1,500
Florida Board of Ed., GO, VRDN, 2.25%, 6/1/15	5,995	5,995
Florida Board of Ed., GO, VRDN, 2.25%, 6/1/15	1,000	1,000
Jacksonville Electric Auth., VRDN, 1.87%, 10/1/36	2,100	2,100
Merrill Lynch, Baptist Health, VRDN, 2.27%, 8/15/42	1,000	1,000
Merrill Lynch, Florida Board of Ed., GO, VRDN, 2.27%, 6/1/28	1,000	1,000
Orlando Utilities Commission, Water & Electric, 5.00%, 10/1/25
(Tender 10/1/08)	250	253
South Miami HFA, Baptist Health, VRDN, 2.28%, 8/15/37	4,000	4,000
South Miami HFA, Baptist Health, VRDN, 2.28%, 8/15/42	2,000	2,000
Univ. of South Florida Fin. Corp., Univ. Medical Service Assn.
VRDN, 2.15%, 7/1/37	2,000	2,000
		20,848
Georgia 4.1%
Georgia, GO, 6.00%, 7/1/08	500	506
Georgia, GO, VRDN, 2.25%, 7/1/10	1,830	1,830
Georgia Housing & Fin. Auth., Single Family, VRDN
2.29%, 12/1/36 (1)	7,200	7,200
Georgia Private Colleges & Univ., Emory Univ., 4.75%, 11/1/08	350	355
Georgia Private Colleges & Univ., Emory Univ., TECP
3.58%, 3/6/08	1,000	1,000
Georgia Road & Tollway Auth., Federal Highway Grant
5.00%, 6/1/08	2,000	2,010
Gwinnett County School Dist., GO, 5.00%, 2/1/08	1,000	1,000
		13,901
Illinois 4.8%
Illinois, GO, 5.00%, 4/1/08 (2)	100	100
Illinois, Sales Tax, 5.25%, 6/15/08	1,000	1,006
Illinois, Sales Tax, 5.375%, 6/15/08	1,350	1,359
Illinois EFA, Univ. of Chicago, 4.00%, 7/1/36 (Tender 7/1/08)	1,000	1,001
Lake County Pollution Control, W.W. Grainger, VRDN
2.47%, 4/1/21 (1)	1,500	1,500
Lehman Municipal Trust Receipts, Illinois Housing
Single Family, VRDN, 2.21%, 8/1/37 (1)	8,375	8,375
Lehman Municipal Trust Receipts, Metropolitan Water
Reclamation Dist. of Chicago, GO, VRDN, 2.14%, 12/1/32	1,000	1,000
Merrill Lynch, Metropolitan Water Reclamation Dist. of Chicago
GO, VRDN, 2.25%, 12/1/35	1,695	1,695
		16,036
Indiana 1.5%
Indiana HEFA, Ascension Health, VRDN, 2.20%, 11/15/36	2,695	2,695
Indiana HFFA, Ascension Health, 5.00%, 5/1/08	1,330	1,335
Lehman Municipal Trust Receipts, Indiana Revolving Fund
Program, VRDN, 2.14%, 2/1/27	1,000	1,000
		5,030
Iowa 3.1%
Iowa, 4.00%, 6/30/08	8,000	8,026
Iowa Fin. Auth., Single Family, VRDN, 2.36%, 1/1/09 (1)	2,490	2,490
		10,516
Louisiana 0.8%
Plaquemines Port Harbor & Terminal Dist., Chevron Corp.
3.85%, 9/1/08 (Tender 9/1/08)	2,700	2,710
		2,710
Maine 1.6%
Maine Housing Auth., Single Family, 3.75%, 11/15/35
(Tender 5/15/08) (1)	2,500	2,500
Maine Housing Auth., Single Family, 3.85%, 11/15/34
(Tender 7/18/08) (1)	3,000	3,000
		5,500
Maryland 9.4%
Lehman Municipal Trust Receipts, Maryland CDA, Residential
VRDN, 2.23%, 9/1/39 (1)	5,425	5,425
Maryland CDA, Charles Landing South Apartments, VRDN
2.22%, 12/1/36 (1)	2,375	2,375
Maryland CDA, Fort Washington Manor, VRDN
2.27%, 11/15/38 (1)	3,500	3,500
Maryland HHEFA, Adventist Healthcare, VRDN, 2.12%, 1/1/35	3,600	3,600
Maryland HHEFA, Johns Hopkins Univ., TECP, 3.38%, 4/7/08	2,000	2,000
Maryland HHEFA, Pickersgill Retirement Community, VRDN
2.14%, 1/1/35 (8)	4,500	4,500
Maryland HHEFA, Roland Park Country School, VRDN
2.12%, 6/1/37	3,500	3,500
Maryland Stadium Auth., Football Stadium, VRDN
2.00%, 3/1/26	6,600	6,600
		31,500
Massachusetts 0.8%
Massachusetts, GO, 5.00%, 8/1/08	100	101
Massachusetts, GO, 5.375%, 8/1/08	155	157
Massachusetts Bay Transportation Auth., Sales Tax, VRDN
2.25%, 1/1/28	2,335	2,335
		2,593
Michigan 0.8%
Michigan, Federal Highway Revenue, VRDN, 2.22%, 9/15/22 (3)	2,000	2,000
Michigan Municipal Bond Auth., Drinking Water
3.25%, 10/1/08	600	602
		2,602
Minnesota 0.8%
Merrill Lynch, GO, VRDN, 2.23%, 8/1/26	2,000	2,000
Minneapolis-St. Paul Housing & Redev. Auth., Allina Health
VRDN, 6.00%, 11/15/34 (2)	700	700
		2,700
Mississippi 0.9%
Mississippi, GO, 5.00%, 5/1/08 (1)(4)	230	230
Mississippi, GO, 5.00%, 11/1/08	860	873
Mississippi, GO, 5.25%, 11/1/08	500	509
Mississippi, GO, 6.20%, 2/1/08 (5)	405	405
Mississippi, GO, VRDN, 2.25%, 12/1/15	1,000	1,000
		3,017
Missouri 0.6%
Curators of the Univ. of Missouri, VRDN, 2.25%, 5/1/15	1,000	1,000
Missouri HEFA, Washington Univ., VRDN, 2.20%, 1/15/37	1,000	1,000
		2,000
Nevada 0.9%
Clark County School Dist., GO, VRDN, 2.28%, 6/15/27	1,000	1,000
Lehman Municipal Trust Receipts, Clark County School Dist.
GO, VRDN, 2.16%, 6/15/23	2,000	2,000
Nevada, GO, 6.75%, 5/15/08	105	106
		3,106
New Jersey 1.5%
New Jersey, GO, 4.50%, 6/24/08	5,000	5,017
		5,017
New Mexico 0.8%
New Mexico, GO, 3.75%, 6/30/08	2,500	2,509
		2,509
New York 1.4%
Tompkins County IDA, Cornell Univ., VRDN, 1.80%, 7/1/37	2,180	2,180
Tompkins County IDA, Cornell Univ., VRDN, 1.80%, 7/1/37	1,500	1,500
Westchester County, GO, 3.50%, 11/15/08	1,000	1,001
		4,681
North Carolina 4.8%
Charlotte, GO, TECP, 3.40%, 8/7/08	1,556	1,556
Charlotte, GO, VRDN, 2.25%, 6/1/10	995	995
Charlotte, GO, BAN, TECP, 2.70%, 10/9/08	1,000	1,000
Charlotte, GO, BAN, TECP, 2.95%, 9/11/08	1,562	1,562
Charlotte, GO, BAN, TECP, 3.55%, 6/12/08	1,123	1,123
Charlotte, GO, BAN, TECP, 3.75%, 2/11/08	1,000	1,000
Guilford County, GO, VRDN, 2.15%, 3/1/25	3,620	3,620
North Carolina, GO, VRDN, 2.20%, 3/1/23	905	905
North Carolina Capital Fac. Fin. Agency, Duke Univ., VRDN
2.20%, 10/1/44	1,700	1,700
Univ. of North Carolina, Board of Governors, Chapel Hill, VRDN
2.28%, 12/1/36	1,000	1,000
Winston-Salem, Water & Sewer, VRDN, 2.28%, 6/1/37	1,590	1,590
		16,051
Ohio 3.2%
Columbus, GO, VRDN, 2.28%, 9/1/20	1,000	1,000
Columbus, Sewerage, VRDN, 2.25%, 12/1/15	1,400	1,400
Columbus, Sewerage, VRDN, 2.25%, 6/1/28	1,500	1,500
Ohio, Common Schools, GO, 4.00%, 9/15/08	1,000	1,008
Ohio, Common Schools, GO, VRDN, 2.17%, 6/15/26	3,550	3,550
Ohio, Highway Capital Improvement, GO, 4.00%, 5/1/08	100	100
Ohio Air Quality Dev. Auth., FirstEnergy Corp., VRDN
2.20%, 12/1/23	2,000	2,000
Ohio Building Auth., Adult Corrections Building, 5.25%, 4/1/09
(Prerefunded 4/1/08) (6)	150	152
		10,710
Pennsylvania 0.9%
Geisinger Auth., Geisinger Health, VRDN, 1.87%, 8/1/22	200	200
Geisinger Auth., Geisinger Health, VRDN, 1.87%, 8/1/28	250	250
Pennsylvania, GO, 5.00%, 3/1/08	500	501
Pennsylvania, GO, VRDN, 2.25%, 5/1/15	1,000	1,000
Pennsylvania, GO, VRDN, 2.28%, 3/1/23	1,000	1,000
Philadelphia Hosp. & Higher Ed. Fac., Jefferson Health
5.00%, 5/15/08	125	125
		3,076
South Carolina 0.7%
Berkeley County, PCR, BP, VRDN, 1.87%, 4/1/28 (1)	500	500
South Carolina, GO, VRDN, 2.25%, 1/1/10	1,990	1,990
		2,490
South Dakota 1.9%
South Dakota HDA, Single Family, VRDN, 2.30%, 5/1/14 (1)	3,690	3,690
South Dakota HEFA, Sanford Health, VRDN, 2.83%, 11/1/34	2,850	2,850
		6,540
Tennessee 2.4%
Shelby County Health, Ed. & Housing Fac. Board, St. Jude
Children's Research Hosp., VRDN, 2.28%, 7/1/36	8,000	8,000
Tennessee, GO, 5.00%, 8/1/08 (3)	200	202
		8,202
Texas 22.3%
Dallas, GO, 5.00%, 2/15/09	500	512
Dallas Area Rapid Transit, VRDN, 2.70%, 12/1/31 (7)	4,480	4,480
Gulf Coast IDA, BP Amoco, VRDN, 1.87%, 4/1/38 (1)	100	100
Gulf Coast IDA, CITGO Petroleum, VRDN, 1.87%, 2/1/32 (1)	300	300
Gulf Coast Waste Disposal Auth., BP Amoco, VRDN
1.87%, 7/1/26 (1)	200	200
Gulf Coast Waste Disposal Auth., BP Amoco, VRDN
1.87%, 7/1/42 (1)	300	300
Harris County, GO, TECP, 2.45%, 2/4/08	6,500	6,500
Harris County, GO, TECP, 3.00%, 3/28/08	575	575
Harris County, GO, TECP, 3.40%, 3/7/08	2,500	2,500
Harris County, GO, TECP, 3.60%, 4/11/08	450	450
Harris County Health Fac. Dev. Corp., Children's Hosp., VRDN
2.50%, 10/1/29 (2)	3,050	3,050
Houston Independent School Dist., GO, 3.77%, 6/15/31
(Tender 6/15/08)	1,000	1,000
North Texas Higher Ed. Auth., VRDN, 2.55%, 12/1/38 (1)	8,700	8,700
North Texas Tollway Auth., BAN, 4.125%, 3/3/08	5,000	5,002
North Texas Tollway Auth., BAN, 4.125%, 11/19/08	10,000	10,002
Northwest Independent School Dist., GO, VRDN
2.28%, 2/15/27	1,000	1,000
San Antonio, GO, 4.00%, 8/1/08	3,155	3,165
San Antonio Electric & Gas, 5.00%, 2/1/08	200	200
Texas, GO, 5.00%, 10/1/08	750	761
Texas, GO, 5.50%, 10/1/08	600	610
Texas, GO, VRDN, 2.28%, 4/1/35	1,000	1,000
Texas, Tax & Revenue, GO, 4.50%, 8/28/08	11,000	11,050
Texas, Veterans Housing Assistance, VRDN, 2.15%, 6/1/38 (1)	4,000	4,000
Texas Turnpike Auth., BAN, 5.00%, 6/1/08	1,225	1,231
Texas Water Dev. Board, VRDN, 2.20%, 7/15/26	2,000	2,000
Texas Water Dev. Board, VRDN, 2.20%, 7/15/26	2,650	2,650
Texas Water Dev. Board, VRDN, 2.20%, 7/15/27	1,000	1,000
Texas Water Dev. Board, VRDN, 2.20%, 7/15/27	2,500	2,500
		74,838
Utah 2.1%
Intermountain Power Agency, VRDN, 3.51%, 7/1/15
(Tender 3/17/08) (7)	3,900	3,900
Intermountain Power Agency, VRDN, 3.64%, 7/1/14
(Tender 3/17/08) (7)	3,000	3,000
		6,900
Vermont 1.1%
Vermont Ed. & Health Buildings Fin. Agency, Middlebury
College, 3.70%, 5/1/28 (Tender 5/1/08)	1,205	1,206
Vermont Ed. & Health Buildings Fin. Agency, Middlebury
College, 3.70%, 5/1/28 (Tender 5/1/08)	2,000	2,000
Vermont Ed. & Health Buildings Fin. Agency, Middlebury
College, VRDN, 2.20%, 10/31/46	500	500
		3,706
Virginia 6.4%
Fairfax County Redev. & Housing Auth., BAN, 3.625%, 10/9/08	3,000	3,006
Fairfax County Water Auth., 5.00%, 4/1/08	275	276
Virginia College Building Auth., Public Higher Ed. Fin.
4.00%, 9/1/08	1,000	1,003
Virginia College Building Auth., Univ. of Richmond, VRDN
2.12%, 8/1/34	1,600	1,600
Virginia HDA, Single Family, VRDN, 2.27%, 1/1/17 (1)	6,445	6,445
Virginia HDA, Single Family, VRDN, 2.27%, 7/1/17 (1)	6,900	6,900
Virginia Public School Auth., GO, 5.00%, 8/1/08	2,325	2,343
		21,573
Washington 3.2%
Energy Northwest, 5.25%, 7/1/08	835	841
Port of Seattle, VRDN, 2.27%, 9/1/13 (1)(3)	4,970	4,970
Washington, GO, 5.00%, 7/1/08	100	101
Washington, GO, VRDN, 2.50%, 7/1/12 (2)	2,000	2,000
Washington Housing Fin. Commission, Single Family, VRDN
2.31%, 6/1/37 (1)	2,940	2,940
		10,852
Wisconsin 0.4%
Wisconsin HEFA, Gundersen Lutheran, VRDN
2.03%, 12/1/29 (3)	1,400	1,400
		1,400
Wyoming 1.0%
Wyoming CDA, VRDN, 2.31%, 6/1/31 (1)	3,265	3,265
		3,265
Total Municipal Securities (Cost $314,464)		314,464
Total Investments in Securities
93.6% of Net Assets (Cost $314,464)		$314,464

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Interest subject to alternative minimum tax
(2)	Insured by MBIA Insurance Corp.
(3)	Insured by Financial Security Assurance Inc.
(4)	Insured by XL Capital Assurance Inc.
(5)	Escrowed to maturity
(6)	Prerefunded date is used in determining portfolio maturity.
(7)	Insured by AMBAC Assurance Corp.
(8)	Radian Asset Assurance
BAN	Bond Anticipation Note
CDA	Community Development Administration/Authority
EFA	Educational Facility Authority
GO	General Obligation
HDA	Housing Development Authority
HEFA	Health & Educational Facility Authority
HFA	Health Facility Authority
HFFA	Health Facility Financing Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
PCR	Pollution Control Revenue
TECP	Tax-Exempt Commercial Paper
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price (generally par)
on specified dates (generally daily or weekly) upon required notification; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Summit Municipal Money Market Fund
Unaudited	January 31, 2008
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Summit Municipal Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit Municipal Money Market Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks preservation of capital and liquidity and, consistent with these, the highest possible current income exempt from federal income taxes.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning November 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At January 31, 2008, the cost of investments for federal income tax purposes was $314,464,000.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND
Unaudited		January 31, 2008
Portfolio of Investments ‡	$ Par	Value
(Amounts in 000s)
MUNICIPAL SECURITIES 96.9%
Alabama 0.9%
Courtland Ind. Dev. Board PCR, International Paper
4.75%, 5/1/17	1,500	1,472
Health Care Auth. for Baptist Health, 5.00%, 11/15/18	1,750	1,813
Jefferson County Sewer, 5.50%, 2/1/40
(Prerefunded 2/1/11) (1)(2)	2,500	2,743
		6,028
Alaska 0.9%
Alaska Housing Fin. Corp., Single Family, 5.75%, 12/1/11 (3)	485	498
Alaska Int'l. Airport, 5.00%, 10/1/13 (3)(4)	2,000	2,158
Anchorage, GO, 5.00%, 3/1/20 (4)	3,255	3,493
		6,149
Arizona 1.4%
Arizona HFA, Blood Systems, 4.00%, 4/1/09	960	970
Arizona HFA, Blood Systems, 5.00%, 4/1/18	1,325	1,377
Arizona School Fac. Board, 5.50%, 7/1/13
(Prerefunded 7/1/11) (1)	3,500	3,844
Salt River Agricultural Improvement & Power, 5.25%, 1/1/15	1,500	1,643
Tempe IDA, Friendship Village, 5.375%, 12/1/13	1,500	1,490
		9,324
Arkansas 0.2%
Univ. of Arkansas, 5.00%, 11/1/26 (4)	1,000	1,041
		1,041
California 6.4%
Anaheim Redev. Agency, 5.00%, 2/1/26 (5)	3,260	3,406
California, Economic Recovery, GO, 5.25%, 7/1/12	1,170	1,294
California, GO, 5.00%, 11/1/12 (Prerefunded 11/1/11) (1)	165	180
California, GO, 5.00%, 11/1/12	85	91
California, GO, 5.00%, 11/1/24	700	710
California, GO, 5.00%, 3/1/25	2,500	2,558
California, GO, 5.50%, 11/1/33	1,000	1,056
California Dept. of Water Resources, Power Supply
5.50%, 5/1/11	3,300	3,612
California Dept. of Water Resources, Power Supply
5.50%, 5/1/14 (6)	2,320	2,560
California HFA, Cedars-Sinai Medical Center, 5.00%, 11/15/20	1,400	1,458
California Public Works Board, Univ. of California Regents
5.00%, 10/1/25	2,070	2,166
Capistrano Unified School Dist., No. 90-2 Talega
5.875%, 9/1/23	200	206
Golden State Tobacco Securitization Corp., 4.50%, 6/1/27	1,500	1,373
Golden State Tobacco Securitization Corp., 5.00%, 6/1/14	1,600	1,645
Long Beach Harbor, 5.00%, 5/15/18 (4)	1,500	1,645
Los Angeles Community College Dist., GO, 5.00%, 8/1/24 (5)	2,000	2,123
Los Angeles Unified School Dist., GO, 5.00%, 7/1/23 (4)	5,600	5,919
Port of Oakland, 5.00%, 11/1/11 (3)(4)	1,000	1,073
San Diego Unified School Dist., 5.00%, 7/1/16 (4)	4,705	5,253
Tobacco Securitization Auth. of Southern California
5.625%, 6/1/43 (Prerefunded 6/1/12) (1)	2,000	2,243
Univ. of California Regents, 5.00%, 5/15/19 (5)	1,295	1,406
		41,977
Colorado 0.2%
Colorado HFA, Evangelical Lutheran Good Samaritan Society
5.00%, 6/1/16	1,200	1,265
		1,265
Connecticut 0.6%
Mashantucket Western Pequot Tribe, 5.60%, 9/1/09 (7)	200	204
Mashantucket Western Pequot Tribe, 5.70%, 9/1/12 (7)	500	509
Mohegan Tribe Indians, 6.25%, 1/1/31	450	453
Mohegan Tribe Indians, Gaming Public Improvement
5.50%, 1/1/13	1,120	1,156
Univ. of Connecticut, Student Fee, 5.25%, 11/15/16 (2)	1,240	1,367
		3,689
Delaware 0.7%
Delaware River & Bay Auth., 5.00%, 1/1/21 (4)	1,000	1,054
New Castle County, Newark Charter School, 5.00%, 9/1/26	500	455
Sussex County, Cadbury Lewes, 5.90%, 1/1/26	860	839
Wilmington, GO, 5.375%, 6/1/16 (Prerefunded 6/1/12) (1)(2)	1,925	2,139
		4,487
District of Columbia 0.5%
Metropolitan Washington Airports Auth., 5.50%, 10/1/18 (3)(4)	2,350	2,545
Metropolitan Washington Area Transit Auth., 5.00%, 1/1/12 (4)	1,000	1,083
		3,628
Florida 14.5%
Broward County, 5.25%, 1/1/15 (Prerefunded 1/1/11) (1)	2,000	2,172
Broward County, 5.25%, 1/1/21 (Prerefunded 1/1/11) (1)	1,000	1,086
Broward County, Airport, 5.25%, 10/1/10 (3)(4)	2,000	2,049
Broward County, GO, 5.25%, 1/1/18 (Prerefunded 1/1/11) (1)	3,220	3,503
Broward County, Water & Sewer, 5.00%, 10/1/15 (6)	1,425	1,552
Collier County, Gas Tax, 5.25%, 6/1/14 (6)	500	547
Delray Beach, Decade of Excellence, GO, 5.00%, 2/1/13 (5)	1,000	1,099
Duval County School Dist., COP, GO, 5.75%, 7/1/16 (5)	2,000	2,088
Fishhawk Community Dev. Dist. II, 5.125%, 11/1/09	115	113
Florida Board of Ed., Capital Outlay, GO, 5.00%, 6/1/12 (2)	1,250	1,349
Florida Board of Ed., Capital Outlay, GO, 5.125%, 6/1/13	5,000	5,216
Florida Board of Ed., Capital Outlay, GO, 5.25%, 6/1/14	1,450	1,578
Florida Board of Ed., Lottery, 5.375%, 7/1/14 (2)	2,000	2,138
Florida Board of Ed., Lottery, 5.50%, 7/1/12
(Prerefunded 7/1/10) (1)(2)	2,500	2,709
Florida Board of Ed., Lottery, 5.50%, 7/1/13 (2)	2,200	2,384
Florida Board of Ed., Lottery, 5.50%, 7/1/16 (2)	1,000	1,072
Florida Dept. of Environmental Protection, 5.25%, 7/1/14 (2)	3,250	3,565
Florida Dept. of Natural Resources, Documentary Stamp Tax
5.50%, 7/1/09 (5)	3,000	3,142
Florida DOT, Turnpike Auth., 5.00%, 7/1/18 (4)	1,275	1,414
Florida DOT, GO, 5.00%, 7/1/21	1,000	1,075
Greater Orlando Aviation Auth., 5.00%, 10/1/15 (5)	2,250	2,446
Highlands County HFA, Adventist Health/Sunbelt
5.00%, 11/15/18	1,600	1,683
Highlands County HFA, Adventist Health/Sunbelt
5.00%, 11/15/19	1,615	1,687
Highlands County HFA, Adventist Health/Sunbelt
5.00%, 11/15/21 (Prerefunded 11/15/15) (1)	820	922
Highlands County HFA, Adventist Health/Sunbelt
5.00%, 11/15/21	280	289
Highlands County HFA, Adventist Health/Sunbelt
5.00%, 11/15/29	3,000	3,115
Hillsborough County School Dist., 5.375%, 10/1/14
(Prerefunded 10/1/11) (1)(6)	1,500	1,649
Jacksonville, Entitlement 5.375%, 10/1/17 (2)	1,000	1,097
Jacksonville, Excise Tax, 5.00%, 10/1/23 (6)	1,875	1,947
Jacksonville, Excise Tax, 5.25%, 10/1/19 (3)(4)	1,500	1,580
Jacksonville HFA, Baptist Health, VRDN, 1.88%, 8/15/21	220	220
Kissimmee, Water & Sewer, 5.50%, 10/1/11 (2)(8)	1,500	1,587
Martin County, Utility Systems, 5.50%, 10/1/16 (2)	1,260	1,384
Miami Dade County, 5.00%, 4/1/20 (4)	1,135	1,207
Miami-Dade County, Parks, GO, 5.25%, 11/1/16 (4)	660	714
Miami-Dade County EFA, Univ. of Miami, 5.00%, 4/1/18
(Prerefunded 4/1/14) (1)(6)	1,750	1,951
Middle Village Community Dev. Dist., 5.00%, 5/1/09	45	45
Orange County, Sales Tax, 5.00%, 1/1/14 (2)	1,550	1,672
Orange County, Sales Tax, 5.125%, 1/1/16 (2)	2,580	2,762
Orange County HFA, Nemours Foundation, 5.00%, 1/1/20
(Prerefunded 1/1/15) (1)	965	1,083
Orange County HFA, Nemours Foundation, 5.00%, 1/1/20	280	301
Orlando-Orange County Expressway Auth., 6.50%, 7/1/10 (2)	1,000	1,090
Osceola County, Tourist Dev., GO, 5.50%, 10/1/16 (2)	1,000	1,104
Palm Beach County, Criminal Justice Fac., 5.75%, 6/1/13 (2)	3,700	4,204
Paseo Community Dev. Dist., 5.00%, 2/1/11	935	884
Polk County, Transportation Improvement, 5.625%, 12/1/15
(Prerefunded 12/1/10) (1)(5)	500	549
Preserve at Wilderness Lake Community Dev. Dist.
5.00%, 5/1/09	15	15
Reedy Creek Improvement Dist., GO, 5.00%, 6/1/17 (6)	1,775	1,890
Reedy Creek Improvement Dist., GO, 5.00%, 6/1/21 (6)	2,080	2,198
Reedy Creek Improvement Dist., GO, 5.375%, 6/1/15 (6)	2,000	2,154
Reedy Creek Improvement Dist., Utility System
5.00%, 10/1/20 (6)	1,025	1,100
Reedy Creek Improvement Dist., Utility System
5.125%, 10/1/14 (Prerefunded 10/1/09) (1)(4)	1,525	1,615
St. Augustine, 5.00%, 10/1/24 (6)	2,400	2,506
St. John's County IDA, Glenmoor, 5.00%, 1/1/16	400	380
Seminole Tribe of Florida, 5.50%, 10/1/24 (7)	1,200	1,189
Seven Oaks Community Dev. Dist. II, 5.00%, 5/1/09	1,000	981
South Miami HFA, Baptist Health, 5.00%, 8/15/23	2,500	2,567
Tolomato Community Dev. Dist., Special Assessment
6.375%, 5/1/17	500	496
Tolomato Community Dev. Dist., Special Assessment
6.45%, 5/1/23	1,000	988
West Orange Healthcare Dist., 5.50%, 2/1/10	800	834
		95,936
Georgia 2.6%
Atlanta Airport, 5.00%, 1/1/27 (5)	2,800	2,866
Chatham County Hosp. Auth., Memorial Health Univ.
Medical Center, 5.50%, 1/1/34	1,000	904
Cobb-Marietta Water Auth., 5.50%, 11/1/14	1,515	1,718
Fulton County Water & Sewer Auth., 5.00%, 1/1/21 (2)	2,180	2,290
Gainesville Redev. Auth., Riverside Military Academy
5.00%, 3/1/11	740	763
Georgia Private Colleges & Univ. Auth., Emory Univ.
5.75%, 11/1/14 (Prerefunded 11/1/09) (1)	3,000	3,211
Georgia Private Colleges & Univ. Auth., Emory Univ.
5.75%, 11/1/18 (Prerefunded 11/1/10) (1)	1,955	2,145
Main Street Natural Gas, 5.00%, 3/15/14	2,000	2,132
Savannah Economic Dev. Auth., Marshes of Skidaway
7.40%, 1/1/34	810	831
Savannah Economic Dev. Auth., Savannah College of
Art & Design, 6.80%, 10/1/19 (Prerefunded 10/1/09) (1)	200	218
		17,078
Hawaii 1.1%
Hawaii, GO, 5.50%, 2/1/11 (5)	1,050	1,143
Hawaii Airports, 5.25%, 7/1/21 (2)(3)	3,000	3,067
Hawaii Dept. of Budget & Fin., Hawaii Pacific Health
5.50%, 7/1/09	890	915
Honolulu, GO, 5.00%, 7/1/10 (4)	2,000	2,123
		7,248
Idaho 0.1%
Nez Perce County, IDRB, PCR, Potlatch Corp., 7.00%, 12/1/14	400	430
		430
Illinois 3.1%
Chicago, 5.50%, 1/1/09 (4)(8)	235	242
Chicago, GO, 5.50%, 1/1/09 (4)	765	788
Chicago O'Hare Int'l. Airport, 5.00%, 1/1/10 (4)	3,600	3,743
Chicago Park Dist., 5.75%, 1/1/16 (Prerefunded 1/1/11) (1)(2)	845	923
Chicago Park Dist., GO, 5.75%, 1/1/16 (2)	155	168
Chicago Water, 5.50%, 11/1/18 (Prerefunded 11/1/11) (1)(6)	2,000	2,213
Illinois, GO, 5.50%, 8/1/16 (4)	1,250	1,376
Illinois HFA, Edward Health Services, 5.00%, 2/15/09
(Prerefunded 2/15/08) (1)(6)	500	506
Illinois HFA, Landing at Plymouth Place, 6.00%, 5/15/25	900	887
Illinois HFA, Univ. of Chicago, VRDN, 2.80%, 8/15/26 (4)	700	700
Illinois Toll Highway Auth., 5.00%, 1/1/18 (5)	4,500	4,931
Metropolitan Pier & Exposition Auth., McCormick Place
Expansion, 5.375%, 12/15/17 (2)	1,000	1,057
Metropolitan Pier & Exposition Auth., McCormick Place
Expansion, 5.375%, 12/15/18 (2)	2,500	2,618
		20,152
Indiana 0.7%
Indiana HFFA, Ascension Health, 5.00%, 5/1/13	1,350	1,448
Indianapolis Airport Auth. IDRB, Federal Express
5.10%, 1/15/17 (3)	2,560	2,637
St. Joseph County, Holy Cross Village Notre Dame
5.55%, 5/15/19	230	223
St. Joseph County, Holy Cross Village Notre Dame
6.00%, 5/15/26	250	246
		4,554
Kansas 0.6%
Johnson County Union School Dist. 233, Olathe, GO
5.00%, 9/1/10 (2)	1,290	1,377
Lenexa Health Care Fac., Lakeview Village, 5.00%, 5/15/10	900	913
Lenexa Health Care Fac., Lakeview Village, 5.125%, 5/15/14	1,150	1,168
Wyandotte County Unified Gov't., 4.75%, 12/1/16	250	251
Wyandotte County Unified Gov't., 5.00%, 12/1/20	400	400
		4,109
Louisiana 0.6%
Louisiana, Gas & Fuel Tax, 5.00%, 5/1/24 (9)	2,100	2,138
Louisiana, GO, 5.00%, 8/1/18 (4)	1,700	1,840
		3,978
Maryland 3.2%
Baltimore Convention Center Hotel, 5.00%, 9/1/16	755	730
Baltimore County, Catholic Health Initiatves, 5.00%, 9/1/18	750	799
Howard County, Vantage House, 5.00%, 4/1/13	725	708
Howard County, Vantage House, 5.00%, 4/1/14	760	740
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt
5.00%, 12/1/16	2,250	2,232
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt
7.73%, 12/1/27 (Prerefunded 12/1/09) (1)	800	888
Maryland Energy Fin. Administration, Baltimore Wastewater
6.30%, 12/1/10 (3)	160	162
Maryland HHEFA, Doctors Community Hosp., 5.00%, 7/1/20	2,000	2,038
Maryland HHEFA, Ingleside at King Farm, 5.00%, 1/1/17	800	795
Maryland HHEFA, Lifebridge Health, 4.75%, 7/1/11	1,250	1,310
Maryland HHEFA, Peninsula Regional Medical Center
5.00%, 7/1/19	1,415	1,485
Maryland HHEFA, Peninsula Regional Medical Center
5.00%, 7/1/21	1,375	1,427
Montgomery County, GO, 5.00%, 5/1/21	2,500	2,752
Montgomery County, GO, 5.25%, 10/1/14	2,700	2,966
Northeast Maryland Waste Disposal Auth., Montgomery County
Resources Fac. Solid Waste, 5.50%, 4/1/11 (3)(6)	1,635	1,761
Northeast Maryland Waste Disposal Auth., Montgomery County
Resources Fac. Solid Waste, 5.50%, 4/1/16 (3)(6)	500	540
		21,333
Massachusetts 0.6%
Massachusetts, 5.25%, 10/1/22 (Prerefunded 10/1/13) (1)	1,300	1,460
Massachusetts, 5.75%, 9/1/14 (Prerefunded 9/1/09) (1)	2,000	2,130
Massachusetts Water Pollution Abatement Trust
6.00%, 8/1/15 (Prerefunded 8/1/09) (1)	470	502
		4,092
Michigan 1.7%
Detroit City School Dist., 5.50%, 5/1/18
(Prerefunded 5/1/12) (1)(5)	1,750	1,950
Michigan, Federal Highway Revenue, 5.25%, 9/15/18 (5)	2,500	2,851
Michigan Hosp. Fin. Auth., Mercy Health Services
5.00%, 8/15/12 (8)	1,395	1,412
Michigan Municipal Bond Auth., Clean Water Fund
5.00%, 10/1/22	2,000	2,151
Univ. of Michigan Hosp., VRDN, 1.95%, 12/1/24	1,500	1,500
Wayne County Charter Airport, 5.25%, 12/1/11 (3)(4)	1,500	1,538
		11,402
Minnesota 1.1%
Maple Grove, North Memorial Health Care, 5.00%, 5/1/16	2,000	2,122
Minneapolis, Convention Center, GO, 5.00%, 12/1/10	1,255	1,349
Minneapolis-St. Paul Metropolitan Airport Commission
5.50%, 1/1/17 (Prerefunded 1/1/11) (1)(2)	2,000	2,171
Southern Minnesota Municipal Power Agency
5.25%, 1/1/13 (6)	1,400	1,542
		7,184
Mississippi 0.7%
Mississippi Dev. Bank, BP, VRDN, 2.20%, 7/1/15	4,300	4,300
		4,300
Missouri 0.5%
Good Shepherd Nursing Home Dist., 5.45%, 8/15/08	95	95
Missouri Highway & Transportation Commission
5.00%, 5/1/23	1,450	1,557
St. Louis Municipal Fin. Corp., City Justice Center
5.375%, 2/15/14 (6)	1,350	1,467
		3,119
Nebraska 0.2%
Univ. of Nebraska Board of Regents, Student Fee
5.00%, 7/1/28	1,000	1,030
		1,030
Nevada 1.2%
Clark County, GO, 5.00%, 11/1/20 (6)	1,680	1,816
Clark County, GO, 5.50%, 6/1/16 (Prerefunded 6/1/11) (1)(2)	2,000	2,192
Clark County School Dist., GO, 5.00%, 6/15/16 (5)	2,570	2,820
Clark County, IDRB, PCR, Southwest Gas, 5.45%, 3/1/38
(Tender 3/1/13)	700	731
Clark County, IDRB, PCR, Southwest Gas, 5.80%, 3/1/38
(Tender 3/1/13) (3)	500	525
		8,084
New Jersey 3.2%
New Jersey Economic Dev. Auth., School Fac. Construction
5.25%, 3/1/15	2,000	2,247
New Jersey HFFA, Childrens Specialized Hosp., 5.00%, 7/1/12	400	414
New Jersey HFFA, Childrens Specialized Hosp., 5.00%, 7/1/18	400	404
New Jersey HFFA, Childrens Specialized Hosp., 5.00%, 7/1/14	600	619
New Jersey Transportation Trust Fund Auth.
5.25%, 12/15/09 (4)	1,500	1,579
New Jersey Transportation Trust Fund Auth.
5.75%, 6/15/11 (8)	3,400	3,760
Salem County, PCR, PSEG Power, 5.75%, 4/1/31 (3)	200	200
Tobacco Settlement Fin. Corp, 4.625%, 6/1/26	3,000	2,620
Tobacco Settlement Fin. Corp., 4.50%, 6/1/23	2,490	2,312
Tobacco Settlement Fin. Corp., 5.00%, 6/1/16	1,750	1,779
Tobacco Settlement Fin. Corp., 6.00%, 6/1/37
(Prerefunded 6/1/12) (1)	1,455	1,652
Tobacco Settlement Fin. Corp., 6.125%, 6/1/42
(Prerefunded 6/1/12) (1)	3,000	3,422
		21,008
New Mexico 0.3%
Sandoval County, IDRB, Intel, 5.00%, 6/1/20	2,000	2,124
		2,124
New York 11.7%
Albany IDA, St. Peters Hosp., 5.00%, 11/15/10	350	361
Albany IDA, St. Peters Hosp., 5.50%, 11/15/13	1,000	1,074
Albany Parking Auth., 5.25%, 10/15/12	560	603
Dormitory Auth. of the State of New York, 5.25%, 11/15/23
(Tender 5/15/12)	1,000	1,089
Dormitory Auth. of the State of New York, Mental Health
Services, 5.00%, 2/15/19 (2)	3,000	3,225
Dormitory Auth. of the State of New York, Mount Sinai NYU
Health, 5.00%, 7/1/11	495	498
Dormitory Auth. of the State of New York, Personal Income Tax
5.00%, 3/15/20 (5)	1,000	1,083
Dormitory Auth. of the State of New York, State Univ.
5.25%, 7/1/19 (4)	2,200	2,401
Metropolitan Transit Auth., 5.00%, 11/15/23	5,000	5,269
Nassau County IDA, Amsterdam at Harborside, 6.50%, 1/1/27	1,200	1,210
New York City, GO, 5.00%, 8/1/16	2,000	2,167
New York City, GO, 5.00%, 4/1/20	4,000	4,244
New York City, GO, 5.00%, 4/1/21 (2)	3,915	4,188
New York City, GO, 5.00%, 8/1/21	3,550	3,748
New York City, GO, 5.25%, 8/1/11	3,500	3,811
New York City, GO, 5.50%, 8/1/12	4,165	4,620
New York City IDA, 7 World Trade Center, 6.25%, 3/1/15	2,900	2,981
New York City IDA, 7 World Trade Center, 6.50%, 3/1/35	2,000	2,062
New York City IDA, 7 World Trade Center, 6.75%, 3/1/15	1,000	1,043
New York City IDA, Terminal One Group, 5.00%, 1/1/12 (3)	4,250	4,439
New York City Transitional Fin. Auth., 5.00%, 11/1/14	4,000	4,496
New York City Transitional Fin. Auth., 5.00%, 8/1/20	6,300	6,899
New York Local Gov't. Assistance, 5.00%, 4/1/11	2,500	2,697
New York State Environmental Fac., New York City Municipal
Water Fin. Auth., 6.875%, 6/15/10	30	30
New York State Housing Fin. Agency, 5.85%, 9/15/09	300	304
New York State Urban Dev. Corp., 5.50%, 1/1/17	2,905	3,127
Seneca Nation Indians Capital Improvement Auth.
5.25%, 12/1/16 (7)	2,000	2,050
Tobacco Settlement Fin. Corp., 5.50%, 6/1/16	3,000	3,188
Tobacco Settlement Fin. Corp., 5.50%, 6/1/19 (2)	3,080	3,346
TSASC, 5.75%, 7/15/32 (Prerefunded 7/15/12) (1)	1,000	1,129
		77,382
North Carolina 1.4%
North Carolina Eastern Municipal Power Agency
5.375%, 1/1/11	3,500	3,692
North Carolina Eastern Municipal Power Agency
5.375%, 1/1/16	1,245	1,321
North Carolina Eastern Municipal Power Agency, 5.50%, 1/1/12	1,200	1,284
North Carolina Eastern Municipal Power Agency, 5.50%, 1/1/14	130	142
North Carolina Eastern Municipal Power Agency, 6.70%, 1/1/19	700	738
North Carolina Municipal Power Agency #1, Catawba Electric
5.50%, 1/1/13	1,880	2,033
		9,210
North Dakota 0.2%
Ward County, Trinity Health, 5.125%, 7/1/17	1,500	1,570
		1,570
Ohio 0.9%
Buckeye Tobacco Settlement Fin. Auth., 5.125%, 6/1/24	1,000	966
Cuyahoga County Hosp., Cleveland Clinic Health
6.00%, 1/1/32	2,500	2,706
Dayton IDRB, PCR, Emery Air Freight, 6.05%, 10/1/09	625	662
Ohio Higher Ed. Fac., Denison Univ., 5.125%, 11/1/21
(Prerefunded 11/1/11) (1)	1,525	1,681
		6,015
Oklahoma 0.6%
Oklahoma Dev. Fin. Auth., Inverness Village, 8.00%, 2/1/32	1,305	1,590
Oklahoma Transportation Auth., 5.25%, 1/1/16
(Prerefunded 1/1/12) (1)(6)	280	307
Oklahoma Transportation Auth., 5.25%, 1/1/16 (6)	2,005	2,164
		4,061
Oregon 0.9%
Oregon DOT, 5.50%, 11/15/14 (Prerefunded 11/15/12) (1)	2,330	2,627
Portland Sewer, 5.00%, 6/15/12 (4)	2,065	2,258
Western Generation Agency, Wauna Cogeneration
5.00%, 1/1/16 (10)	1,395	1,394
		6,279
Pennsylvania 1.7%
Allegheny County Sanitary Auth., 5.75%, 12/1/16
(Prerefunded 12/1/10) (1)(4)	1,410	1,553
Cumberland County Municipal Auth., Wesley Affiliated Services
7.125%, 1/1/25 (Prerefunded 1/1/13) (1)	400	476
Pennsylvania Econ. Dev. Fin. Auth., IDRB, Reliant Energy
6.75%, 12/1/36 (3)	750	766
Pennsylvania Intergov't. Cooperative Auth., 5.25%, 6/15/13 (2)	1,500	1,551
Pennsylvania Turnpike Commission, 5.00%, 12/1/25 (6)	2,825	2,962
Philadelphia Auth. for Ind. Dev., Paul's Run Retirement
Community, 5.85%, 5/15/13	500	507
Shippensburg Borough Auth., Bethlehem Area School Dist.
VRDN, 2.23%, 7/1/31 (5)	1,500	1,500
Souderton Area School Dist., GO, 5.00%, 11/15/18 (2)	1,700	1,850
		11,165
Puerto Rico 1.1%
Gov't Dev. Bank of Puerto Rico, GO, 5.00%, 12/1/08	2,250	2,293
Puerto Rico Electric Power Auth., 5.25%, 7/1/12 (5)	1,000	1,086
Puerto Rico Electric Power Auth., 5.25%, 7/1/14 (4)	2,000	2,050
Puerto Rico Ind., Tourism, Ed., Medical & Environmental
Ascension Health, 6.375%, 11/15/15	750	825
Puerto Rico Public Buildings Auth., GO, 5.50%, 7/1/27	1,000	1,021
		7,275
Rhode Island 0.1%
Central Falls Detention Fac., 7.25%, 7/15/35	400	427
		427
South Carolina 3.9%
Charleston Water & Sewer, 5.125%, 1/1/13	1,000	1,108
Richland County, Int'l Paper, 4.60%, 9/1/12	1,000	1,011
South Carolina Public Service Auth., 5.00%, 1/1/20 (5)	5,000	5,352
South Carolina Public Service Auth., 5.50%, 1/1/12 (5)	3,500	3,866
South Carolina State Highway, GO, 5.00%, 4/1/17	5,000	5,383
South Carolina Transportation Infrastructure Bank
5.00%, 10/1/21 (6)	4,110	4,354
South Carolina Transportation Infrastructure Bank
5.00%, 10/1/28 (6)	3,000	3,071
South Carolina Transportation Infrastructure Bank
5.50%, 10/1/15 (6)	1,240	1,351
Tobacco Settlement Revenue Management, 6.375%, 5/15/28	20	21
		25,517
Tennessee 1.8%
Memphis-Shelby County Airport Auth., 6.25%, 2/15/11 (3)(4)	900	984
Metropolitan Nashville & Davidson County, Vanderbilt Univ.
5.00%, 10/1/44 (Tender 4/1/10) (4)	2,000	2,096
Shelby County, GO, 5.00%, 3/1/11 (5)	2,275	2,450
Tennessee Energy Acquisition Corp., Goldman Sachs
5.00%, 9/1/10	1,000	1,043
Tennessee Energy Acquisition Corp., Goldman Sachs
5.00%, 9/1/12	2,460	2,593
Tennessee Energy Acquisition Corp., Goldman Sachs
5.00%, 9/1/13	2,000	2,111
Tennessee Housing Dev. Agency, Single Family
4.95%, 7/1/10 (3)	420	431
Tennessee Housing Dev. Agency, Single Family
5.05%, 7/1/11 (3)	355	365
		12,073
Texas 13.0%
Abilene Health Fac. Dev. Corp., Sears Methodist Retirement
5.40%, 11/15/09	845	845
Arlington Independent School Dist., Permanent School Fund
GO, 5.00%, 2/15/15	4,200	4,710
Austin, GO, 5.00%, 9/1/17 (4)	3,300	3,613
Brazos River Auth., Texas Competitive Electric, 6.75%, 4/1/38
(Tender 4/1/13) (3)	1,610	1,597
Dallas Water & Sewer, 5.00%, 10/1/11 (6)	2,500	2,711
Dallas/Fort Worth Airport, 6.10%, 11/1/20 (2)(3)	1,500	1,547
Garland Independant School Dist., 5.00%, 2/15/23	4,000	4,226
Gulf Coast Waste Disposal Auth., Waste Management
4.55%, 4/1/12 (3)	5,800	5,870
Harris County, GO, 5.00%, 10/1/23	400	419
Harris County Health Fac. Dev. Corp., Texas Children's Hosp.,
VRDN 2.50%, 10/1/29 (4)	2,510	2,510
Harris County Health Fac. Dev. Corp., Texas Childrens Hosp.
5.375%, 10/1/12 (8)	2,145	2,264
Houston, Combined Utility Systems, 5.00%, 11/15/25 (5)	2,730	2,892
Houston, Combined Utility Systems, 5.25%, 5/15/14 (5)	7,000	7,751
Houston, Combined Utility Systems, 5.25%, 5/15/22 (5)	2,550	2,778
Houston, Combined Utility Systems, 5.25%, 5/15/25 (5)	500	522
Houston, GO, 5.375%, 3/1/12 (Prerefunded 3/1/11) (1)(5)	3,000	3,257
Houston Airport, 5.20%, 7/1/18 (2)(3)	2,000	2,023
Lower Colorado River Auth., 5.75%, 5/15/11 (5)	3,365	3,535
Lower Colorado River Auth., 5.75%, 5/15/11
(Prerefunded 5/15/09) (1)(5)	5	5
Lower Colorado River Auth., 5.875%, 5/15/14
(Prerefunded 5/15/09) (1)(5)	5	5
Lower Colorado River Auth., 5.875%, 5/15/14 (5)	1,745	1,837
North East Independent School Dist., GO, 6.00%, 2/1/16
(Prerefunded 2/1/10) (1)	2,300	2,465
North Texas Tollway Auth., BAN, 4.125%, 11/19/08	2,000	2,000
Sabine River Auth., Texas Competitive Electric, 5.50%, 5/1/22
(Tender 11/1/11)	170	164
San Antonio, 5.00%, 8/1/10 (8)	25	27
San Antonio, 5.50%, 2/1/19 (Prerefunded 2/1/12) (1)	15	17
San Antonio, GO, 5.00%, 8/1/10	1,475	1,571
San Antonio, GO, 5.50%, 2/1/19	1,485	1,609
San Antonio Electric & Gas, 5.00%, 2/1/15	5,650	6,288
San Antonio Electric & Gas, 5.00%, 2/1/19	3,280	3,538
Tarrant County Cultural Ed., Health Resources, 5.00%, 2/15/16	2,000	2,155
Tarrant County Health Fac. Dev. Corp., Baylor Health Care
5.25%, 11/15/23	2,485	2,588
Tarrant County Health Fac. Dev. Corp., Baylor Health Care
5.375%, 11/15/21	1,000	1,050
Texas A&M Univ., 5.00%, 5/15/25	2,400	2,513
Univ. of Texas, Board of Regents, 5.00%, 8/15/31	5,000	5,212
		86,114
Utah 0.0%
Utah Housing Fin. Agency, Single Family, 6.00%, 7/1/10 (3)	35	36
		36
Virgin Islands 0.2%
Virgin Islands PFA, 5.25%, 10/1/20	1,000	1,043
Virgin Islands PFA, Hovensa Refinery, 5.875%, 7/1/22 (3)	200	205
Virgin Islands PFA, Hovensa Refinery, 6.125%, 7/1/22 (3)	150	152
		1,400
Virginia 7.6%
Arlington County, GO, 5.00%, 5/15/17	1,500	1,671
Arlington County IDA, Virginia Hosp. Center, 5.50%, 7/1/13
(Prerefunded 7/1/11) (1)	2,000	2,212
Charles City County IDA, IDRB, Waste Management
6.25%, 4/1/27 (3)	500	538
Chesterfield County IDA, Virginia Electric & Power
5.875%, 6/1/17	1,000	1,058
Fairfax County, GO, 5.25%, 4/1/13	2,800	3,141
Fairfax County, Water & Sewer, 5.00%, 7/15/27	2,395	2,505
Fredericksburg IDA, Medicorp Health System, 5.25%, 6/15/27	1,000	1,011
Greater Richmond Convention Center, Hotel Tax
5.00%, 6/15/16 (4)	2,000	2,205
Greater Richmond Convention Center, Hotel Tax
5.00%, 6/15/23 (4)	895	942
Henrico County Water & Sewer, 5.00%, 5/1/26	3,090	3,270
Loudoun County IDA, 6.10%, 6/1/32 (Prerefunded 6/1/12) (1)	1,000	1,148
Loudoun County IDA, Falcons Landing, 6.00%, 8/1/24	250	254
Portsmouth, GO, 5.50%, 6/1/14 (2)	555	560
Spotsylvania County, GO, 5.00%, 1/15/23 (5)	1,390	1,489
Town of Leesburg, GO, 5.50%, 1/15/11 (2)	1,145	1,247
Virginia Beach, GO, 5.00%, 1/15/10	1,950	2,054
Virginia Biotechnology Research Park Auth., 5.25%, 9/1/12	2,705	2,938
Virginia College Building Auth., Public Higher Ed. Fin. Program
5.00%, 9/1/16	3,350	3,697
Virginia College Building Auth., Public Higher Ed. Fin. Program
5.50%, 9/1/14 (Prerefunded 9/1/10) (1)	3,070	3,313
Virginia Commonwealth Transportation Board, 5.00%, 5/15/10	4,490	4,766
Virginia Port Auth., 5.00%, 7/1/14 (3)(5)	1,000	1,085
Virginia Port Auth., 5.50%, 7/1/13 (3)(5)	2,590	2,873
Virginia Public Building Auth., 5.00%, 8/1/11	2,900	3,148
Virginia Public School Auth., GO, 5.00%, 8/1/16	2,555	2,778
		49,903
Washington 3.5%
Central Puget Sound Regional Transit, 5.00%, 11/1/27 (6)	4,145	4,290
King County, GO, 5.00%, 1/1/23 (2)	6,380	6,722
Port of Seattle, 5.00%, 2/1/25 (9)	1,270	1,279
Port of Seattle, 5.00%, 2/1/26 (9)	2,705	2,714
Seattle, Light & Power, 5.00%, 3/1/20 (5)	5,355	5,626
Tacoma Electric, 5.50%, 1/1/11 (5)	2,460	2,673
		23,304
West Virginia 0.3%
West Virginia, GO, 5.00%, 6/1/13 (2)	2,000	2,203
		2,203
Wisconsin 0.2%
Wisconsin HEFA, Froedtert & Community Health
5.625%, 10/1/11	1,000	1,092
		1,092
Total Municipal Securities (Cost $620,492)		639,775
Total Investments in Securities
96.9% of Net Assets (Cost $620,492)		$639,775

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Prerefunded date is used in determining portfolio maturity.
(2)	Insured by Financial Guaranty Insurance Company
(3)	Interest subject to alternative minimum tax
(4)	Insured by MBIA Insurance Corp.
(5)	Insured by Financial Security Assurance Inc.
(6)	Insured by AMBAC Assurance Corp.
(7)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$3,952 and represents 0.6% of net assets.
(8)	Escrowed to maturity
(9)	Insured by XL Capital Assurance Inc.
(10)	Insured by ACA Financial Guaranty Corp.
BAN	Bond Anticipation Note
COP	Certificate of Participation
DOT	Department of Transportation
EFA	Educational Facility Authority
GO	General Obligation
HEFA	Health & Educational Facility Authority
HFA	Health Facility Authority
HFFA	Health Facility Financing Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
IDRB	Industrial Development Revenue Bond
PCR	Pollution Control Revenue
PFA	Public Finance Authority/Agency
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price (generally par)
on specified dates (generally daily or weekly) upon required notification; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Summit Municipal Intermediate Fund
Unaudited	January 31, 2008
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Summit Municipal Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit Municipal Intermediate Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks the highest level of income exempt from federal income taxes consistent with moderate price fluctuation.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning November 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2008, the cost of investments for federal income tax purposes was $620,470,000. Net unrealized gain aggregated $19,305,000 at period-end, of which $20,595,000 related to appreciated investments and $1,290,000 related to depreciated investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND
Unaudited		January 31, 2008
Portfolio of Investments ‡	$ Par	Value
(Amounts in 000s)

MUNICIPAL SECURITIES 97.5%
Alabama 1.9%
Alabama Public School & College Auth., 5.50%, 9/1/29 (1)	1,000	1,036
Camden Ind. Dev. Board, IDRB, Weyerhaeuser
6.125%, 12/1/24	300	310
Courtland Ind. Dev. Board, PCR, International Paper
4.75%, 5/1/17	1,000	982
Health Care Auth. for Baptist Health, 5.00%, 11/15/17	3,805	3,956
Houston County Health Care Auth., 5.25%, 10/1/30 (2)	2,000	2,046
		8,330
Alaska 1.4%
Alaska HFC, Single Family, 5.75%, 12/1/11 (3)	1,115	1,143
Alaska Student Loan Corp., 5.10%, 7/1/10 (2)(3)	1,000	1,029
Anchorage, GO, 5.00%, 3/1/20 (1)	1,000	1,073
Valdez Marine, Exxon Mobil, VRDN, 1.70%, 12/1/33	2,830	2,830
		6,075
Arizona 0.6%
Arizona HFA, Blood Systems, 5.00%, 4/1/20	615	632
Phoenix, 5.875%, 7/1/18 (Prerefunded 7/1/10) (4)	575	622
Phoenix Civic Improvement Corp., 6.25%, 7/1/17
(Prerefunded 7/1/10) (4)(5)	1,000	1,101
Tempe IDA, Friendship Village, 6.75%, 12/1/30	300	312
		2,667
California 13.4%
California, 5.65%, 6/1/30 (Prerefunded 6/1/10) (4)	105	113
California, GO, 5.00%, 3/1/14	2,100	2,307
California, GO, 5.00%, 11/1/24	370	375
California, GO, 5.00%, 2/1/33 (Prerefunded 2/1/14) (4)	3,000	3,363
California, GO, 5.50%, 11/1/33	1,250	1,319
California, GO, 5.65%, 6/1/30	25	26
California Dept. of Water Resources, Power Supply
5.50%, 5/1/14 (2)	1,000	1,104
California Dept. of Water Resources, Power Supply
5.75%, 5/1/17 (Prerefunded 5/1/12) (4)	200	227
California HFA, Cedars-Sinai Medical Center, 5.00%, 11/15/16	225	240
California Housing Fin. Agency, 4.95%, 8/1/36 (3)	1,150	1,093
California Housing Fin. Agency, Home Mortgage
5.00%, 2/1/24 (3)(5)	2,250	2,257
California Housing Fin. Agency, Home Mortgage
5.75%, 8/1/30 (3)(5)	920	990
California Municipal Fin. Auth., Community Hosp. of Central
California, 5.00%, 2/1/15	1,250	1,284
California Pollution Control Fin. Auth., Waste Management
5.10%, 6/1/18 (Tender 6/1/08) (3)	3,000	3,012
California Public Works Board, 5.00%, 1/1/21	2,000	2,062
California Public Works Board, Butterfield, 5.00%, 6/1/17	560	596
California Public Works Board, Dept. of Corrections
5.25%, 6/1/28	1,000	1,011
California Public Works Board, Mental Health, 5.50%, 6/1/23	500	537
California Public Works Board, Mental Health, Coalinga
5.125%, 6/1/29	1,000	999
California Public Works Board, Univ. of California Regents
5.00%, 10/1/26	2,220	2,313
California Public Works Board, Univ. of California Regents
5.00%, 10/1/28	2,500	2,583
California State Univ. Trustees, 5.00%, 11/1/23 (2)	2,505	2,643
California Statewide CDA, Huntington Memorial Hosp.
5.00%, 7/1/27	2,000	2,020
California Statewide CDA, IDRB, Southern California Edison
4.10%, 4/1/28 (Tender 4/1/13) (6)	2,800	2,799
Chula Vista, Multi-Family Housing, 7.50%, 1/1/32
(Prerefunded 1/1/09) (3)(4)	420	444
Chula Vista, PCR, San Diego Gas & Electric
5.00%, 12/1/27 (3)	500	505
Chula Vista, PCR, San Diego Gas & Electric
5.50%, 12/1/21 (3)	500	529
Golden State Tobacco Securitization Corp., 5.75%, 6/1/47	500	478
Golden State Tobacco Securitization Corp., Tobacco Settlement
5.625%, 6/1/38 (Prerefunded 6/1/13) (4)	1,000	1,129
Long Beach Bond Fin. Auth., Merrill Lynch, 5.50%, 11/15/28	3,000	3,030
Los Angeles Dept. of Water & Power, 5.00%, 7/1/31 (2)	1,000	1,035
Napa Valley Community College Dist., 5.00%, 8/1/21
(Prerefunded 8/1/15) (1)(4)	1,310	1,488
Oakland, GO, 5.00%, 1/15/26 (2)	1,100	1,148
Palm Springs, Int'l. Airport, 5.45%, 7/1/20 (3)	690	685
Pomona PFA, Water Utility, 5.00%, 5/1/47 (2)	2,000	1,983
Pomona Unified School Dist., GO, 6.15%, 8/1/15 (1)	145	165
Poway Community Fac. Dist. #88-1, 6.75%, 8/15/15	425	438
Sacramento City Fin. Auth., Sacramento Convention Center
Hotel, 6.25%, 1/1/30	495	486
Sacramento County Sanitation Dist. Fin. Auth., VR
3.963%, 12/1/35 (5)	700	598
San Diego Unified School Dist., Election 98E, 5.25%, 7/1/24 (7)	500	556
San Francisco Bay Area Rapid Transit, Property Tax, GO
5.00%, 8/1/22	1,025	1,105
San Francisco City and County Redev., Mission Bay South
5.15%, 8/1/35	150	131
Sweetwater Union High School Dist., Special Tax
5.00%, 9/1/19 (7)	2,515	2,723
Univ. of California Regents, 5.00%, 5/15/24 (7)	1,235	1,309
Vallejo Sanitation & Flood Control Dist., Overflow Elimination
COP, 5.00%, 5/1/24 (2)	1,000	1,026
Vallejo Sanitation & Flood Control Dist., Overflow Elimination
COP, 5.00%, 5/1/25 (2)	435	445
Vista, COP, 5.00%, 5/1/19 (1)	1,000	1,072
Washington Unified School District, COP, 5.125%, 8/1/37 (2)	1,170	1,185
		58,966
Colorado 0.8%
Colorado HFA, Covenant Retirement Communities
6.125%, 12/1/33	100	102
Colorado HFA, PorterCare Adventist Health, 6.625%, 11/15/26
(Prerefunded 11/15/11) (4)	500	577
Colorado Springs Utility, 5.00%, 11/15/29 (1)	2,465	2,528
Park Creek Metropolitan Dist., Property Tax, 5.50%, 12/1/37	270	261
		3,468
Connecticut 0.6%
Connecticut HEFA, Canterbury School, 5.00%, 7/1/36 (8)	1,000	988
Mashantucket Western Pequot Tribe, 5.50%, 9/1/36 (9)	1,000	935
Mashantucket Western Pequot Tribe, 5.70%, 9/1/12 (9)	250	254
Mashantucket Western Pequot Tribe, 5.75%, 9/1/27 (9)	300	300
Mohegan Tribe Indians, 6.25%, 1/1/31	350	352
		2,829
Delaware 0.4%
Delaware HFA, Catholic Health East, 5.75%, 11/15/33	250	259
Delaware State Housing Auth., Multi-Family, 5.40%, 7/1/24	835	889
New Castle County, Newark Charter School, 5.00%, 9/1/26	500	455
Sussex County, Cadbury Lewes, 5.90%, 1/1/26	375	366
		1,969
District of Columbia 1.2%
District of Columbia, GO, 4.75%, 6/1/36 (5)	3,000	2,918
District of Columbia, GO, 6.00%, 6/1/17 (1)	1,220	1,456
Metropolitan Washington, D.C. Airports Auth.
5.50%, 10/1/27 (1)(3)	1,000	1,025
		5,399
Florida 5.0%
Ave Maria Stewardship Community Dev. Dist., 4.80%, 11/1/12	970	900
Broward County Airport, 5.375%, 10/1/13 (1)(3)	2,500	2,549
Fishhawk Community Dev. Dist. II, 5.00%, 5/1/12	480	454
Fishhawk Community Dev. Dist. II, 5.125%, 11/1/09	95	93
Florida State Board of Ed., GO, 5.375%, 6/1/16	5,000	5,531
Highlands County HFA, Adventist Health/Sunbelt
5.00%, 11/15/23	1,410	1,445
Highlands County HFA, Adventist Health/Sunbelt
5.125%, 11/15/32	500	501
Jacksonville, Excise Tax, 5.25%, 10/1/20 (1)(3)	1,000	1,048
Miami-Dade County, Airport, 5.25%, 10/1/19 (3)(7)	5,000	5,395
OTC Community Dev. Dist., Jacksonville Special Assessment
5.30%, 5/1/38	700	563
Paseo Community Dev. Dist., 5.00%, 2/1/11	895	847
Saint John's County IDA, Glenmoor, 5.00%, 1/1/16	500	475
Seminole Tribe of Florida, 5.25%, 10/1/27 (9)	500	474
Seminole Tribe of Florida, 5.50%, 10/1/24 (9)	1,000	991
Seven Oaks Community Dev. Dist. II, 5.00%, 5/1/09	180	176
Winter Garden Village, Fowler Grove, 5.65%, 5/1/37	500	439
		21,881
Georgia 2.9%
Atlanta, Princeton Lakes, 5.50%, 1/1/31	295	279
Atlanta Airport, 5.50%, 1/1/26 (Prerefunded 1/1/10) (4)(5)	200	214
Atlanta Airport, 6.25%, 1/1/14 (3)(5)	1,000	1,069
Chatham County Hosp. Auth., Memorial Health Univ. Medical
Center, 5.50%, 1/1/34	1,000	904
Chatham County Hosp. Auth., Memorial Health Univ. Medical
Center, 6.125%, 1/1/24	750	763
Forsyth County Water & Sewer Auth., 5.00%, 4/1/28	3,500	3,631
Fulton County Dev. Auth., Spelman College, 5.00%, 6/1/32	2,000	2,031
Fulton County Residential Care Fac. for the Elderly, Canterbury
Court, 6.125%, 2/15/26	250	247
Main Street Natural Gas, Georgia Municipal Gas Auth.
5.50%, 9/15/28	2,500	2,437
Municipal Electric Auth. of Georgia, 5.70%, 1/1/19 (1)(10)	100	117
Rockdale County Dev. Auth., Pratt Industries USA
6.125%, 1/1/34 (3)	500	490
Savannah Economic Dev. Auth., Marshes of Skidaway
7.40%, 1/1/24	110	114
Savannah Economic Dev. Auth., Marshes of Skidaway
7.40%, 1/1/34	500	513
		12,809
Guam 0.1%
Guam Gov't. Waterworks Auth., 6.00%, 7/1/25	500	511
		511
Hawaii 1.5%
Hawaii Airports, 5.25%, 7/1/21 (3)(5)	6,350	6,491
		6,491
Illinois 4.3%
Chicago, 6.75%, 1/1/35 (Prerefunded 7/1/10) (4)(5)	500	557
Chicago O' Hare Int'l. Airport, 5.00%, 1/1/11 (1)	3,905	4,120
Chicago O' Hare Int'l. Airport, 5.25%, 1/1/24 (1)(3)	500	512
Chicago O' Hare Int'l. Airport, 5.75%, 1/1/21 (1)(3)	1,000	1,046
Illinois, GO, 5.50%, 8/1/16 (1)	2,430	2,675
Illinois HFA, Friendship Village of Schaumburg
5.625%, 2/15/37	400	358
Illinois HFA, Institute of Technology, 5.00%, 4/1/31	1,000	956
Illinois HFA, Institute of Technology, 5.00%, 4/1/36	1,000	942
Illinois HFA, Landing at Plymouth Place, 6.00%, 5/15/37	350	335
Illinois HFA, Lutheran Senior Services, 5.25%, 2/1/37	500	487
Illinois HFA, Lutheran Senior Ministries, 7.375%, 8/15/31
(Prerefunded 8/15/11) (4)	250	292
Illinois HFA, Palos Community Hosp., 5.00%, 5/15/32 (1)	5,000	4,972
Illinois HFA, Riverside Health, 6.00%, 11/15/32
(Prerefunded 11/15/12) (4)	500	571
Illinois HFA, Tabor Hills Supportive Living, 5.25%, 11/15/36	1,000	909
		18,732
Indiana 1.8%
Indiana Health & Ed. Fac. Fin. Auth., Clarian Health Partners
Muni Auction Rate, 4.25%, 2/15/30 (1)	1,000	1,000
Indiana Transportation Fin. Auth., Highway, 5.375%, 12/1/25
(Prerefunded 12/1/10) (4)	160	173
Indiana Transportation Fin. Auth., Highway, 5.375%, 12/1/25
(Prerefunded 12/1/10) (4)	840	909
Purdue Univ., 5.25%, 7/1/11	4,835	5,253
Saint Joseph County, Holy Cross Village at Notre Dame
6.00%, 5/15/38	490	463
Vigo County Hosp. Auth., Union Hosp., 5.70%, 9/1/37	250	236
		8,034
Kansas 1.5%
Burlington, PCR, Kansas Gas & Electric, 5.30%, 6/1/31 (1)	500	516
City of Olathe, Aberdeen, 8.00%, 5/15/30
(Prerefunded 5/15/10) (4)	250	285
Johnson County Union School Dist. 233, Olathe, GO
5.50%, 9/1/16 (5)	1,000	1,165
Lenexa Health Care Fac., Lakeview Village, 6.875%, 5/15/32
(Prerefunded 5/15/12) (4)	400	470
Manhattan Health Care Fac., Meadowlark Hills Retirement
5.125%, 5/15/37	450	388
Salina, Regional Health Center, 5.00%, 10/1/36	3,325	3,265
Wyandotte County Unified Gov't., 4.75%, 12/1/16	250	251
Wyandotte County Unified Gov't., 5.00%, 12/1/20	250	250
		6,590
Louisiana 2.9%
Louisiana, Gas & Fuels, 5.375%, 6/1/19 (2)	1,000	1,078
Louisiana, GO, 5.00%, 7/15/18 (11)	3,000	3,211
Louisiana Offshore Terminal Auth., 4.30%, 10/1/37
(Tender 10/1/11)	5,500	5,689
Saint John Baptist Parish, PCR, Marathon Oil, 5.125%, 6/1/37	3,000	2,909
		12,887
Maryland 5.4%
Baltimore, Convention Center Hotel, 5.00%, 9/1/32 (6)	1,000	967
Baltimore, Convention Center Hotel, 5.875%, 9/1/39	585	569
Gaithersburg, Asbury Obligated Group, 5.125%, 1/1/36	1,150	1,061
Maryland Economic Dev. Corp., Associated Jewish Charities
5.50%, 7/15/09 (10)	445	462
Maryland Economic Dev. Corp., Aviation Administration
5.50%, 6/1/15 (3)(7)	2,690	2,942
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt
7.50%, 12/1/14 (Prerefunded 12/1/09) (4)	100	111
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt
7.73%, 12/1/27 (Prerefunded 12/1/09) (4)	200	222
Maryland Economic Dev. Corp., Golf Course, 8.25%, 6/1/28
(Prerefunded 6/1/11) (4)	150	176
Maryland Economic Dev. Corp., Morgan State Univ. Student
Housing, 6.00%, 7/1/22	500	506
Maryland Economic Dev. Corp., U.S. Pharmacopeial, VRDN
2.75%, 7/1/34 (2)	4,565	4,565
Maryland Economic Dev. Corp., UMBC Student Housing
5.00%, 7/1/35 (6)	2,420	2,329
Maryland Energy Fin. Administration, Baltimore Wastewater
6.45%, 12/1/16 (3)	500	506
Maryland HHEFA, Adventist Healthcare, 5.75%, 1/1/25	500	514
Maryland HHEFA, King Farm Presbyterian Community
5.00%, 1/1/17	525	522
Maryland HHEFA, King Farm Presbyterian Community
5.30%, 1/1/37	750	657
Maryland HHEFA, Mercy Medical Center, 5.50%, 7/1/42	3,000	2,951
Maryland HHEFA, Univ. of Maryland Medical System
6.625%, 7/1/20 (Prerefunded 7/1/10) (4)	850	943
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/15 (1)	2,305	2,526
Northeast Maryland Waste Disposal Auth., IDRB, Waste
Management, 5.00%, 1/1/12 (3)	200	204
Prince George's County, National Harbor, 5.20%, 7/1/34	1,000	874
		23,607
Massachusetts 1.1%
Massachusetts, 5.25%, 10/1/22 (Prerefunded 10/1/13) (4)	250	281
Massachusetts, GO, 5.00%, 9/1/21 (Prerefunded 9/1/15) (4)	2,000	2,264
Massachusetts, GO, 5.25%, 8/1/19 (Prerefunded 8/1/13) (4)	1,000	1,120
Massachusetts Water Pollution Abatement Trust, Water
Resources Auth., 6.00%, 8/1/18	1,050	1,284
		4,949
Michigan 0.2%
Cornell Township Economic Dev., MeadWestvaco
5.875%, 5/1/18 (Prerefunded 5/1/12) (4)	250	281
Kentwood Economic Dev. Corp., The Holland Home
5.375%, 11/15/36	500	452
		733
Minnesota 2.5%
Maple Grove, North Memorial Health Care, 5.25%, 5/1/24	2,570	2,665
Minneapolis-St. Paul Airport, 5.25%, 1/1/18 (3)(5)	5,890	5,999
Minneapolis-St. Paul Housing & Redev. Auth., Allina Health
VRDN, 3.50%, 11/15/34 (1)	2,200	2,200
		10,864
Mississippi 0.7%
Mississippi Business Fin. Corp., IDRB, Waste Management
3.35%, 3/1/29 (Tender 3/1/09) (3)	2,440	2,428
Mississippi Business Fin. Corp., PCR, System Energy Resources
5.875%, 4/1/22	500	502
		2,930
Missouri 1.4%
Missouri Higher Ed. Loan Auth., 5.85%, 7/15/10 (3)	1,000	1,058
Missouri Joint Municipal Electric Utility Commission
5.00%, 1/1/17 (2)	2,000	2,170
Missouri Joint Municipal Electric Utility Commission, Plum Point
5.00%, 1/1/12 (1)	1,500	1,597
Missouri Joint Municipal Electric Utility Commission, Plum Point
5.00%, 1/1/23 (1)	1,000	1,028
Sugar Creek, IDRB, LaFarge North America, 5.65%, 6/1/37 (3)	250	241
		6,094
Nevada 0.6%
Clark County Airport, Las Vegas McCarran Int'l. Airport
4.75%, 7/1/22 (1)	2,570	2,606
Clark County, IDRB, PCR, Southwest Gas, 5.45%, 3/1/38
(Tender 3/1/13)	250	261
		2,867
New Hampshire 0.4%
New Hampshire Business Fin. Auth., PCR, Public Service
5.45%, 5/1/21 (1)	750	805
New Hampshire HEFA, Covenant Health, 5.00%, 7/1/31	365	358
New Hampshire HEFA, Covenant Health, 5.00%, 7/1/37	750	726
		1,889
New Jersey 3.5%
New Jersey Economic Dev. Auth., Lions Gate, 5.00%, 1/1/15	175	167
New Jersey Economic Dev. Auth., School Fac. Construction
5.00%, 9/1/36	2,250	2,333
New Jersey Economic Dev. Auth., School Fac. Construction
5.125%, 3/1/30	2,000	2,085
New Jersey Economic Dev. Auth., Seabrook Village
5.00%, 11/15/14	530	525
New Jersey Economic Dev. Auth., Seabrook Village
5.00%, 11/15/16	600	583
New Jersey Economic Dev. Auth., Seashore Gardens
5.00%, 11/1/16	1,150	1,086
New Jersey HFFA, Pascack Valley Hosp. Assoc., 6.625%, 7/1/36	400	216
New Jersey HFFA, RWJ Health Care Corp. at Hamilton
5.00%, 7/1/25 (8)	1,000	1,024
New Jersey HFFA, Saint Barnabas Healthcare System
Zero Coupon, 7/1/31	1,775	410
New Jersey HFFA, South Jersey Hosp., 5.875%, 7/1/21
(Prerefunded 7/1/12) (4)	750	846
New Jersey Transportation Trust Fund Auth.
Zero Coupon, 12/15/29 (7)	6,000	2,068
Tobacco Settlement Fin. Corp., 4.50%, 6/1/23	4,300	3,993
		15,336
New Mexico 0.5%
New Mexico Mortgage Fin. Auth., Single Family, 6.30%, 9/1/27	75	76
Sandoval County, IDRB, Intel, 5.00%, 6/1/20	1,000	1,062
Univ. of New Mexico Regents, Univ. of New Mexico Hosp.
5.00%, 7/1/32 (7)	1,080	1,112
		2,250
New York 14.6%
Albany IDA, College of Pharmacy, 5.625%, 12/1/34	775	772
Albany IDA, St. Peter's Hosp., 5.25%, 11/15/32	500	484
Dormitory Auth. of the State of New York, 5.25%, 11/15/23
(Tender 5/15/12)	3,400	3,702
Dormitory Auth. of the State of New York, Cabrini of West
Chester, 5.20%, 2/15/41	2,500	2,633
Dormitory Auth. of the State of New York, Cornell Univ.
5.00%, 7/1/25	3,900	4,142
Dormitory Auth. of the State of New York, Mount Sinai Hosp.
5.50%, 7/1/26	275	276
Dormitory Auth. of the State of New York, Saint John's Univ.
5.25%, 7/1/25 (1)	1,750	1,980
Dutchess County IDA, Elant Fishkill, 5.25%, 1/1/37	395	347
Madison County IDA, Colgate Univ., 5.00%, 7/1/33	360	370
Nassau County, 7.00%, 3/1/13 (Prerefunded 3/1/10) (4)(7)	655	717
Nassau County IDA, Amsterdam at Harborside, 6.70%, 1/1/43	1,000	1,017
Nassau County Interim Fin. Auth., Sales Tax
5.00%, 11/15/16 (1)	1,000	1,116
Nassau County Interim Fin. Auth., Sales Tax
5.00%, 11/15/21 (1)	1,915	2,030
New York City, 5.75%, 3/1/20 (Prerefunded 3/1/13) (4)	1,000	1,146
New York City, GO, 5.00%, 8/1/12	4,000	4,355
New York City, GO, 5.00%, 6/1/18	1,650	1,794
New York City, GO, 5.00%, 4/1/27	1,690	1,742
New York City, GO, 5.00%, 11/1/28	4,000	4,096
New York City Housing Dev. Corp., HUD Capital Funding
5.00%, 7/1/25 (5)	600	623
New York City IDA, 7 World Trade Center, 6.25%, 3/1/15	2,500	2,570
New York City IDA, 7 World Trade Center, 6.75%, 3/1/15	500	522
New York City IDA, Terminal One Group, 5.00%, 1/1/10 (3)	2,000	2,056
New York City Municipal Water Fin. Auth., 5.00%, 6/15/37	5,000	5,155
New York City Transitional Fin. Auth., 5.00%, 8/1/20	3,000	3,285
New York Convention Center Dev. Corp., Hotel Unit Fee
5.00%, 11/15/21 (2)	1,250	1,330
New York Liberty Dev. Corp., Goldman Sachs, 5.25%, 10/1/35	1,000	1,050
New York State Environmental Fac. Corp., PCR, Waste
Management, 4.45%, 7/1/17 (Tender 7/1/09) (3)	250	253
New York State Thruway Auth., 5.00%, 4/1/24	5,000	5,364
Niagara County IDA, American Ref-Fuel, 5.45%, 11/15/26
(Tender 11/15/12) (3)	500	503
Port Auth. of New York & New Jersey, 5.00%, 8/1/15 (3)	4,490	4,583
Port Auth. of New York & New Jersey, 5.20%, 12/15/26 (2)(3)	2,800	2,870
Seneca Nation Indians Capital Improvement Auth.
5.00%, 12/1/23 (9)	500	459
Seneca Nation Indians Capital Improvement Auth.
5.25%, 12/1/16 (9)	600	615
		63,957
North Carolina 1.1%
Gaston County, IDRB, PCR, National Gypsum, 5.75%, 8/1/35 (3)	200	189
North Carolina Eastern Municipal Power Agency
5.30%, 1/1/15	500	530
North Carolina Eastern Municipal Power Agency
5.375%, 1/1/11	1,500	1,582
North Carolina Eastern Municipal Power Agency
5.375%, 1/1/13	500	538
North Carolina Eastern Municipal Power Agency
6.70%, 1/1/19	700	738
North Carolina Municipal Power Agency #1, Catawba Electric
5.50%, 1/1/13	1,065	1,152
		4,729
Ohio 1.3%
Buckeye Tobacco Settlement Fin. Auth., 5.125%, 6/1/24	2,000	1,932
Cuyahoga County Hosp., Cleveland Clinic Health
6.00%, 1/1/32	1,250	1,353
Franklin County, Ohio Presbyterian Retirement Services
7.125%, 7/1/29 (Prerefunded 7/1/11) (4)	500	577
Ohio Water Dev. Auth., Fresh Water, 5.375%, 12/1/21
(Prerefunded 6/1/12) (4)	750	834
Ohio Water Dev. Auth., PCR, FirstEnergy, 3.75%, 10/1/30
(Tender 10/1/08)	965	973
		5,669
Oklahoma 0.4%
Norman Regional Hosp. Auth., 5.375%, 9/1/36	400	389
Oklahoma County Fin. Auth., Epworth Villa, 5.875%, 4/1/30	250	236
Oklahoma Dev. Fin. Auth., Inverness Village, 6.25%, 2/1/09 (10)	105	109
Oklahoma Dev. Fin. Auth., Inverness Village, 8.00%, 2/1/32
(Prerefunded 2/1/12) (4)	690	841
		1,575
Oregon 0.4%
Multnomah County Hosp. Fac. Auth., Providence Health &
Services, 5.25%, 10/1/24	1,000	1,042
Portland Sewer, 5.75%, 8/1/20 (Prerefunded 8/1/10) (4)(5)	750	812
		1,854
Pennsylvania 3.1%
Bucks County Water & Sewer Auth., Neshaminy
5.25%, 6/1/15 (7)(10)	320	366
Bucks County Water & Sewer Auth., Neshaminy
5.25%, 6/1/15 (7)	680	773
Cumberland County Municipal Auth., Wesley Affiliated Services
7.125%, 1/1/25 (Prerefunded 1/1/13) (4)	400	476
Lehigh County General Purpose Auth., St. Luke's Health
Network, VR, 4.282%, 8/15/42	1,000	697
Montgomery County HHEFA, Faulkeways at Gwynedd
6.75%, 11/15/24 (Prerefunded 11/15/09) (4)	400	436
Montgomery County IDA, ACTS Retirement Communities
5.00%, 11/15/12	4,400	4,639
Pennsylvania Higher EFA, Philadelphia Univ., 5.25%, 6/1/32	250	247
Pennsylvania Turnpike Commission, 5.50%, 7/15/33
(Prerefunded 7/15/11) (2)(4)	1,000	1,110
Philadelphia School Dist., 5.50%, 2/1/22
(Prerefunded 2/1/12) (4)(7)	1,000	1,110
Philadelphia School Dist., 5.50%, 2/1/31
(Prerefunded 2/1/12) (4)(7)	1,000	1,110
Saint Mary Hosp. Auth., Catholic Health East, 5.50%, 11/15/24
(Prerefunded 11/15/14) (4)	1,050	1,209
West Shore Area Auth., Holy Spirit Hosp., 6.20%, 1/1/26	500	519
West Shore Area Auth., Holy Spirit Hosp., 6.25%, 1/1/32	250	258
Westmoreland County IDA, Redstone Presbyterian Senior Care
7.50%, 11/15/15 (Prerefunded 11/15/10) (4)	200	226
Westmoreland County IDA, Redstone Presbyterian Senior Care
8.00%, 11/15/23 (Prerefunded 11/15/10) (4)	300	345
		13,521
Puerto Rico 3.4%
Gov't. Dev. Bank of Puerto Rico, GO, 5.00%, 12/1/09	5,000	5,183
Puerto Rico, 5.25%, 7/1/27 (Prerefunded 7/1/16) (4)	1,180	1,367
Puerto Rico, GO, 5.25%, 7/1/21	785	805
Puerto Rico, GO, 5.25%, 7/1/27	1,570	1,574
Puerto Rico Electric Power Auth., 5.00%, 7/1/28 (5)	1,250	1,264
Puerto Rico Electric Power Auth., VR, 3.688%, 7/1/29 (7)	1,300	1,082
Puerto Rico Highway & Transportation Auth., 5.50%, 7/1/15	250	275
Puerto Rico Public Buildings Auth., GO, 5.50%, 7/1/27	1,500	1,532
Puerto Rico Sales Tax Fin. Corp., VR, 4.221%, 8/1/57	2,000	1,687
		14,769
Rhode Island 0.1%
Central Falls Detention Fac. Corp., 7.25%, 7/15/35	300	320
		320
South Carolina 1.1%
Lancaster County, Edenmoor Improvement Dist.
5.75%, 12/1/37	500	442
South Carolina Jobs Economic Dev. Auth., Bon Secours Health
5.625%, 11/15/30 (Prerefunded 11/15/12) (4)	50	57
South Carolina Jobs Economic Dev. Auth., Bon Secours Health
5.625%, 11/15/30	200	205
South Carolina Public Service, 5.25%, 1/1/18 (7)	1,000	1,081
South Carolina Transportation Infrastructure Bank
5.00%, 10/1/28 (2)	3,000	3,071
		4,856
South Dakota 0.7%
South Dakota HEFA, Sanford Health, 5.00%, 11/1/27	2,200	2,206
South Dakota HEFA, Sanford Health, Sioux Valley Hosp.
5.50%, 11/1/31	1,000	1,042
		3,248
Tennessee 2.3%
Chattanooga Health, Ed. & Housing Fac. Board, CDFI Phase 1
5.125%, 10/1/35	1,000	901
Chattanooga Health, Ed. & Housing Fac. Board, CDFI Phase 1
6.00%, 10/1/35	350	333
Memphis-Shelby County Airport Auth., 6.25%, 2/15/09 (1)(3)	290	301
Memphis-Shelby County Airport Auth., 6.25%, 2/15/11 (1)(3)	100	109
Shelby County Health, Ed. & Housing Board, St. Jude's
Children's Research Hosp., 5.00%, 7/1/36	3,000	3,043
Sullivan County Health, Ed. & Housing Fac., Wellmont Health
6.25%, 9/1/22 (Prerefunded 9/1/12) (4)	250	289
Sullivan County Health, Ed. & Housing Fac., Wellmont Health
6.25%, 9/1/22 (Prerefunded 9/1/12) (4)	150	173
Tennessee Energy Acquisition Corp., Goldman Sachs
5.00%, 9/1/10	4,600	4,798
		9,947
Texas 8.9%
Austin Convention Enterprises, 5.25%, 1/1/12 (6)	1,485	1,555
Austin Convention Enterprises, 5.25%, 1/1/14 (6)	1,500	1,587
Austin Convention Enterprises, 5.75%, 1/1/24	1,250	1,190
Brazos River Auth., PCR, CenterPoint Energy, 7.75%, 12/1/18	250	256
Brazos River Auth., PCR, Texas Competitive Electric
7.70%, 4/1/33 (3)	150	155
Dallas/Fort Worth Airport, 5.50%, 11/1/18 (1)(3)	1,120	1,173
Dallas/Fort Worth Airport, 5.50%, 11/1/31 (3)(5)	1,000	1,015
Dallas/Fort Worth Airport, 6.10%, 11/1/20 (3)(5)	510	526
Gulf Coast Waste Disposal Auth., Anheuser-Busch Companies
5.90%, 4/1/36 (3)	500	509
Harris County Health Fac. Dev. Corp., Memorial Hermann
Healthcare, 6.375%, 6/1/29 (Prerefunded 6/1/11) (4)	250	282
Harris County Health Fac. Dev. Corp., Saint Luke's Episcopal
Hosp., 5.375%, 2/15/26 (Prerefunded 8/15/11) (4)	1,000	1,096
Harris County Health Fac. Dev. Corp., Texas Children’s Hosp.
5.375%, 10/1/12 (10)	800	844
Houston, GO, 5.50%, 3/1/18 (7)	500	534
Houston, Water & Sewer, 5.75%, 12/1/18
(Prerefunded 12/1/12) (2)(4)	485	553
Houston Airport, 5.20%, 7/1/18 (3)(5)	2,500	2,529
Houston Combined Utility Systems, 5.00%, 11/15/36 (7)	5,000	5,176
Houston Combined Utility Systems, 5.25%, 5/15/25 (7)	2,500	2,608
North Texas Tollway Auth., BAN, 4.125%, 11/19/08	3,000	3,000
Sabine River Auth., Texas Competitive Electric, 5.50%, 5/1/22
(Tender 11/1/11)	370	357
Sabine River Auth., Texas Competitive Electric, 5.75%, 5/1/30
(Tender 11/1/11) (3)	1,000	964
San Antonio Electric & Gas, 5.00%, 2/1/25	2,000	2,094
Tarrant County Cultural Ed. Fac. Fin. Corp., Edgemere -
Northwest Senior High School, 6.00%, 11/15/36	500	489
Tarrant County Health Fac. Dev. Corp., Baylor Health Care
5.375%, 11/15/21	1,000	1,050
Texas, Transportation Commission Mobility Fund, GO
5.00%, 4/1/28	5,000	5,192
Texas A&M Univ., 5.00%, 5/15/25	3,000	3,141
Texas Municipal Gas Acquisition & Supply Corp., Merrill Lynch
5.00%, 12/15/13	1,200	1,254
		39,129
Virginia 2.1%
Chesterfield County IDA, Virginia Electric & Power
5.875%, 6/1/17	1,500	1,593
Fairfax County Economic Dev. Auth., Goodwin House
5.125%, 10/1/37	1,000	950
Fairfax County Water Auth., 5.80%, 1/1/16 (10)	730	808
Greater Richmond Convention Center, 6.125%, 6/15/29
(Prerefunded 6/15/10) (4)	1,250	1,370
Greater Richmond Convention Center, Hotel Tax
5.00%, 6/15/30 (1)	1,000	1,025
Henrico County Economic Dev. Auth., Bon Secours Health
5.60%, 11/15/30	240	247
Henrico County Economic Dev. Auth., Bon Secours Health
5.60%, 11/15/30 (Prerefunded 11/15/12) (4)	10	11
James City County Economic Dev. Auth., Windsormeade
5.40%, 7/1/27	500	463
James City County Economic Dev. Auth., Windsormeade
5.50%, 7/1/37	500	455
Lexington IDA, Stonewall Jackson Hosp., 7.00%, 7/1/25	100	103
Lexington IDA, Stonewall Jackson Hosp., 7.00%, 7/1/30	140	143
New Port Community Dev. Auth., 5.60%, 9/1/36	415	364
Norfolk Economic Dev. Auth., BBL ODU, 6.00%, 11/1/36 (3)	500	463
Peninsula Ports Auth., Baptist Homes, 5.40%, 12/1/33	700	623
Peninsula Town Center Community Dev. Auth., 6.45%, 9/1/37	431	429
York County IDA, Virginia Electric & Power, 5.50%, 7/1/09	400	403
		9,450
Washington 0.6%
Chelan County Public Utility Dist. #1, Rock Island Hydro
Zero Coupon, 6/1/18 (1)	585	379
Port of Seattle, 5.00%, 2/1/26 (6)	1,000	1,003
Tacoma Solid Waste Utility, 5.50%, 12/1/17 (2)	560	567
Washington Health Care Fac. Auth., Overlake Hosp. Medical
Center, Muni Auction Rate, 6.74%, 7/1/38 (8)	625	625
		2,574
West Virginia 0.8%
Pleasants County, Allegheny Energy, 5.25%, 10/15/37	2,400	2,371
West Virginia Commissioner of Highways, 5.00%, 9/1/12 (7)	1,000	1,098
		3,469

Total Municipal Securities (Cost $424,791)		428,224

Total Investments in Securities
97.5% of Net Assets (Cost $424,791)		$428,224

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Insured by MBIA Insurance Corp.
(2)	Insured by AMBAC Assurance Corp.
(3)	Interest subject to alternative minimum tax
(4)	Prerefunded date is used in determining portfolio maturity.
(5)	Insured by Financial Guaranty Insurance Company
(6)	Insured by XL Capital Assurance Inc.
(7)	Insured by Financial Security Assurance Inc.
(8)	Insured by Radian Asset Assurance Inc.
(9)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$4,028 and represents 0.9% of net assets.
(10)	Escrowed to maturity
(11)	Insured by CIFG Assurance
BAN	Bond Anticipation Note
CDA	Community Development Administration/Authority
COP	Certificate of Participation
EFA	Educational Facility Authority
GO	General Obligation
HEFA	Health & Educational Facility Authority
HFA	Health Facility Authority
HFC	Housing Finance Corp.
HFFA	Health Facility Financing Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
IDRB	Industrial Development Revenue Bond
PCR	Pollution Control Revenue
PFA	Public Finance Authority/Agency
VR	Variable Rate; rate shown is effective rate at period-end.
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price (generally par)
on specified dates (generally daily or weekly) upon required notification; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Summit Municipal Income Fund
Unaudited	January 31, 2008
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Summit Municipal Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit Municipal Income Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks a high level of income exempt from federal income taxes.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning November 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2008, the cost of investments for federal income tax purposes was $424,751,000. Net unrealized gain aggregated $3,473,000 at period-end, of which $9,059,000 related to appreciated investments and $5,586,000 related to depreciated investments.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Municipal Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	March 25, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	March 25, 2008

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	March 25, 2008